Share-Based Payments - Summary of Information Relating to the Options and Equity - Settled Instruments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of equity instruments granted [Line Items]
Number of instruments	18,290,651	9,062,261	3,472,100
Weighted average share price during the year on the Johannesburg Stock Exchange (US$)	$ 3.76	$ 4.29	$ 3.55
Restricted Shares ("PVRS") awarded [Member]
Disclosure of fair value of equity instruments granted [Line Items]
Number of instruments	18,279,130	8,531,650	2,446,922
Price (US$)	$ 0.00	$ 0.00	$ 0.00
Contractual life (years)	0 years	0 years	0 years
4.28 - 6.06 [member]
Disclosure of fair value of equity instruments granted [Line Items]
Number of instruments	0	0	448,296
Price (US$)	$ 0.00	$ 0.00	$ 5.03
Contractual life (years)	0 years	0 years	2 months 19 days
4.28 - 6.06 [member] | Bottom of range [member]
Disclosure of fair value of equity instruments granted [Line Items]
Range of exercise price for outstanding equity instruments	$ 4.28
4.28 - 6.06 [member] | Top of range [member]
Disclosure of fair value of equity instruments granted [Line Items]
Range of exercise price for outstanding equity instruments	$ 6.06
6.07 - 7.84 [member]
Disclosure of fair value of equity instruments granted [Line Items]
Number of instruments	0	3,835	33,641
Price (US$)	$ 0.00	$ 6.79	$ 5.86
Contractual life (years)	0 years	6 months	7 months 6 days
6.07 - 7.84 [member] | Bottom of range [member]
Disclosure of fair value of equity instruments granted [Line Items]
Range of exercise price for outstanding equity instruments	$ 6.07
6.07 - 7.84 [member] | Top of range [member]
Disclosure of fair value of equity instruments granted [Line Items]
Range of exercise price for outstanding equity instruments	$ 7.84
7.85 - 9.62 [member]
Disclosure of fair value of equity instruments granted [Line Items]
Number of instruments	0	515,255	531,720
Price (US$)	$ 0.00	$ 7.37	$ 6.84
Contractual life (years)	0 years	4 months 2 days	1 year 4 months 6 days
7.85 - 9.62 [member] | Bottom of range [member]
Disclosure of fair value of equity instruments granted [Line Items]
Range of exercise price for outstanding equity instruments	$ 7.85
7.85 - 9.62 [member] | Top of range [member]
Disclosure of fair value of equity instruments granted [Line Items]
Range of exercise price for outstanding equity instruments	$ 9.62
9.63 - 11.40 [member]
Disclosure of fair value of equity instruments granted [Line Items]
Number of instruments	11,521	11,521	11,521
Price (US$)	$ 9.42	$ 8.44	$ 7.84
Contractual life (years)	0 years	1 year	2 years 4 days
9.63 - 11.40 [member] | Bottom of range [member]
Disclosure of fair value of equity instruments granted [Line Items]
Range of exercise price for outstanding equity instruments	$ 9.63
9.63 - 11.40 [member] | Top of range [member]
Disclosure of fair value of equity instruments granted [Line Items]
Range of exercise price for outstanding equity instruments	$ 11.40